Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of lease assets and liabilities on the Balance Sheet

Leases	Classification	Balance at December 31, 2020	Balance at December 31, 2019
Assets
Operating	Operating Lease Assets	$1,953	$3,916
Finance	Property, plant and equipment, net	22	47
Total leased assets		$1,975	$3,963

Liabilities
Current
Operating	Current portion of lease liability	$1,199	$1,803
Finance	Current portion of obligations under finance leases	20	26

Non-current
Operating	Long-term portion of lease liability	871	2,293
Finance	Long-term portion of obligations under finance leases	—	20
Total lease liabilities		$2,090	$4,142

Schedule of lease costs

Lease Cost	Classification	Year Ended December 31, 2020	Year Ended December 31, 2019
Operating lease cost	SG&A expenses	$1,471	$1,891
	R&D expenses	104	139
	Cost of goods sold	55	—

Finance lease cost
Amortization of leased assets	Depreciation and amortization	26	26
Interest on lease liabilities	Interest expense	1	1
Total lease cost		$1,657	$2,057

Schedule of future minimum rental payments ASC842

Years ending December 31	Operating Leases
2021	$1,288
2022	647
2023	261
Total lease payments	2,196
Less: interest	126
Present value of lease payments	$2,070

Schedule of additional lease information

Lease Term and Discount Rate	December 31, 2020	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	1.96	2.55
Finance leases	1.07	1.27

Weighted average discount rate
Operating leases	5.37%	5.01%
Finance leases	1.67%	1.57%

Other Information	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(1,630)	$(2,030)
Operating cash flows for finance leases	(1)	(1)
Financing cash flows for finance leases	(26)	(26)